Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.08%
Australia: 2.91%
Qantas Airways Limited (Industrials, Passenger airlines) †	394,395	$ 1,760,363
Brazil: 2.69%
3R Petroleum Oleo E Gas SA (Energy, Oil, gas & consumable fuels) †	98,100	570,393
CPFL Energia SA (Utilities, Electric utilities)	169,000	1,055,323
		1,625,716
Canada: 5.73%
Quebecor Incorporated Class B (Communication services, Media)	71,752	1,773,758
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	68,800	1,691,111
		3,464,869
China: 9.51%
China Resources Land Limited (Real estate, Real estate management & development)	252,000	1,147,566
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	118,400	500,851
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	158,218	931,001
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	199,598	1,561,806
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	32,740	575,950
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	1,127,000	1,027,319
		5,744,493
Denmark: 1.38%
Danske Bank AS (Financials, Banks)	41,350	831,912
France: 9.80%
Compagnie de Saint-Gobain SA (Industrials, Building products)	4,192	238,288
Orange SA (Communication services, Diversified telecommunication services)	130,856	1,554,592
Sanofi SA (Health care, Pharmaceuticals)	19,658	2,132,475
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	13,074	1,276,945
Worldline SA (Information technology, Financial services) 144A†	16,902	718,310
		5,920,610
Germany: 3.29%
Rheinmetall AG (Industrials, Aerospace & defense)	5,599	1,658,704
Siemens AG (Industrials, Industrial conglomerates)	1,715	277,837
Siemens Energy AG (Industrials, Electrical equipment) †	2,465	54,357
		1,990,898
Hong Kong: 1.75%
Xinyi Glass Holdings Limited (Industrials, Building products)	591,000	1,057,238
India: 1.12%
Tech Mahindra Limited (Information technology, IT services)	50,046	674,653
See accompanying notes to portfolio of investments

Allspring VT International Equity Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Ireland: 1.36%
Greencore Group plc (Consumer staples, Food products) †	440,166	$ 441,178
ICON plc ADR (Health care, Life sciences tools & services) †	1,777	379,549
		820,727
Israel: 0.70%
Check Point Software Technologies Limited (Information technology, Software) †	3,274	425,620
Italy: 3.14%
Prysmian SpA (Industrials, Electrical equipment)	7,888	331,223
UniCredit SpA (Financials, Banks)	83,004	1,564,447
		1,895,670
Japan: 15.16%
Asahi Group Holdings Limited (Consumer staples, Beverages)	53,900	2,006,051
Hitachi Limited (Industrials, Industrial conglomerates)	38,800	2,132,475
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	280,900	1,800,195
ORIX Corporation (Financials, Financial services)	110,400	1,820,276
Showa Denko KK (Materials, Chemicals)	84,800	1,400,113
		9,159,110
Mexico: 2.74%
American Movil SAB DE C Series B (Communication services, Wireless telecommunication services)	1,571,500	1,656,964
Netherlands: 6.45%
CNH Industrial NV (Industrials, Machinery)	37,697	576,808
ING Groep NV (Financials, Banks)	144,048	1,710,618
NN Group NV (Financials, Insurance)	44,317	1,609,146
		3,896,572
Norway: 0.50%
DNB Bank ASA (Financials, Banks)	16,869	301,883
South Korea: 5.32%
Hana Financial Group Incorporated (Financials, Banks)	15,060	471,663
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	1,204	1,487,282
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	33,906	1,257,983
		3,216,928
Thailand: 4.15%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	1,001,500	944,535
SCB X PCL (Financials, Banks)	519,300	1,560,261
		2,504,796
United Kingdom: 11.41%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	333,472	942,330
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	35,775	555,590
Informa plc (Communication services, Media)	105,804	906,894
NatWest Group plc (Financials, Banks)	417,695	1,362,949
See accompanying notes to portfolio of investments

2  |  Allspring VT International Equity Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
United Kingdom: (continued)
Nomad Foods Limited (Consumer staples, Food products) †	59,720	$ 1,119,153
Shell plc (Energy, Oil, gas & consumable fuels)	70,395	2,006,157
		6,893,073
United States: 8.97%
Axalta Coating Systems Limited (Materials, Chemicals) †	46,551	1,410,030
Baker Hughes Company (Energy, Energy equipment & services)	37,547	1,083,606
Gentex Corporation (Consumer discretionary, Automobile components)	39,723	1,113,436
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	585,200	1,814,560
		5,421,632
Total Common stocks (Cost $59,136,984)		59,263,727

		Yield
Short-term investments: 1.04%
Investment companies: 1.04%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	631,114	631,114
Total Short-term investments (Cost $631,114)				631,114
Total investments in securities (Cost $59,768,098)	99.12%			59,894,841
Other assets and liabilities, net	0.88			530,102
Total net assets	100.00%			$60,424,943

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
See accompanying notes to portfolio of investments

Allspring VT International Equity Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,439,313	$6,477,984	$(7,286,183)	$ 0	$0	$631,114	631,114	$15,402
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,372,447	1,891,300	(3,263,629)	(118)	0	0	0	1,777#
				$(118)	$0	$631,114		$17,179

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT International Equity Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer

Allspring VT International Equity Fund  |  5

Notes to portfolio of investments—March 31, 2023 (unaudited)

participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring VT International Equity Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,760,363	$0	$1,760,363
Brazil	1,625,716	0	0	1,625,716
Canada	3,464,869	0	0	3,464,869
China	0	5,744,493	0	5,744,493
Denmark	0	831,912	0	831,912
France	0	5,920,610	0	5,920,610
Germany	0	1,990,898	0	1,990,898
Hong Kong	0	1,057,238	0	1,057,238
India	0	674,653	0	674,653
Ireland	820,727	0	0	820,727
Israel	425,620	0	0	425,620
Italy	0	1,895,670	0	1,895,670
Japan	0	9,159,110	0	9,159,110
Mexico	1,656,964	0	0	1,656,964
Netherlands	0	3,896,572	0	3,896,572
Norway	0	301,883	0	301,883
South Korea	0	3,216,928	0	3,216,928
Thailand	944,535	1,560,261	0	2,504,796
United Kingdom	1,119,153	5,773,920	0	6,893,073
United States	3,607,072	1,814,560	0	5,421,632
Short-term investments
Investment companies	631,114	0	0	631,114
Total assets	$14,295,770	$45,599,071	$0	$59,894,841
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring VT International Equity Fund  |  7